Accounts Receivable, Net	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	September 30, 2024	September 30, 2023
Accounts receivable	$50,765	$52,796
Less: allowance for credit losses	-	(13,465)
Accounts receivable, net	$50,765	$39,331

Allowance for credit losses movement:

	September 30, 2024	September 30, 2023
Beginning balance	$13,465	$92,086
Provision (recovery)	14,125	(71,681)
Written off	(27,761)	(7,263)
Foreign exchange translation effect	171	323
Ending balance	$-	$13,465